Note R - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Valuation Allowance	$ 17,188,000	$ 15,891,000	$ 15,716,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	0	$ 0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards	61,300,000
Operating Loss Carryforwards, Subject to Expiration	43,100,000
Operating Loss Carryforwards, Not Subject to Expiration	$ 18,200,000
Open Tax Year	2019 2020 2021 2022
State and Local Jurisdiction [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Subject to Expiration	$ 6,870,000